Preferred Stock (Details)					2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2023	Sep. 18, 2023 USD ($) shares	Jul. 31, 2023 USD ($) shares	Jun. 28, 2022 USD ($) $ / shares shares	Sep. 18, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares
Preferred Stock [Line Items]
Gross proceeds (in Dollars)								$ 9,020,000
Sold per share (in Dollars per share) | $ / shares							$ 1.5
Purchase aggregate (in Dollars)						$ 79,491
Shares based exchange ratio	0.2407	0.2407	0.2407		0.2407
Dividends, percentage						8.00%	8.00%
Original issue, price per share (in Dollars per share) | $ / shares						$ 1	$ 1
Conversion price (in Dollars per share) | $ / shares						$ 1	$ 1
Series AA Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized | shares				105,000,000		105,000,000	105,000,000	105,000,000
Preferred stock shares issued | shares						0	0	0
Preferred stock, shares issued (in Dollars)
Voting rights						one	one
Conversion price (in Dollars per share) | $ / shares						$ 1	$ 1
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares authorized | shares						15,000,000	15,000,000	15,000,000
Gross proceeds (in Dollars)				$ 5,000,000
Preferred stock shares issued | shares				5,000,000		0	0	0
Investors agreed | shares		9,250,000	9,250,000		9,250,000
Purchase aggregate (in Dollars)		$ 9,250,000	$ 9,250,000		$ 9,250,000
Preferred stock, shares issued (in Dollars)
Voting rights						two	two
Conversion price (in Dollars per share) | $ / shares						$ 1	$ 1
Series A Preferred Stock [Member] | Stock Purchase Agreement [Member]
Preferred Stock [Line Items]
Sold per share (in Dollars per share) | $ / shares				$ 1
Series A Preferred Stock [Member] | Estrella [Member]
Preferred Stock [Line Items]
Preferred stock shares issued | shares		500,000	500,000		500,000
Series A Preferred Stock [Member] | White Lion [Member]
Preferred Stock [Line Items]
Preferred stock shares issued | shares		250,000	250,000		250,000
Preferred stock, shares issued (in Dollars)		$ 500,000	$ 500,000		$ 500,000
Preferred Stock [Member]
Preferred Stock [Line Items]
Gross proceeds (in Dollars)						$ 50,000,000	$ 50,000,000
Preferred Stock [Member] | Series AA Preferred Stock [Member]
Preferred Stock [Line Items]
Purchase aggregate (in Dollars)
Preferred Stock [Member] | Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Purchase aggregate (in Dollars)